SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
36	SUBSEQUENT EVENTS
From December 31, 2021 until the date of this report, no significant event has occurred which affects the consolidated financial statements.